NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-15106

February 3, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PETRÓLEO BRASILEIRO S.A. – PETROBRAS (Guarantor), PETROBRAS INTERNATIONAL FINANCE COMPANY (Issuer) 3.875% Global Notes due 2016, 6.750% Global Notes due 2041, and 5.375% Global Notes due 2021, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 2, 2011. Tentative listing date – February 4, 2011.

Sincerely,

[signature]